OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities (Note 11)	$ 130.3	$ 96.2
Share-based payments liabilities (Note 24)	70.0	79.7
Contingent consideration arising on business combinations	3.7	11.2
Interest payable	14.4	19.8
Other	27.2	38.7
Other non-current liabilities	$ 245.6	$ 245.6